Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Total
Balance (in shares) at Jan. 31, 2015	4,491,435
Balance at Jan. 31, 2015	$ 56,461,592	$ 5,871,554	$ (64,101,025)	$ (1,767,879)
Statement Line Items [Line Items]
Net loss for the year			(74,072)	(74,072)
Balance (in shares) at Jan. 31, 2016	4,491,435
Balance at Jan. 31, 2016	$ 56,461,592	5,871,554	(64,175,097)	(1,841,951)
Statement Line Items [Line Items]
Net loss for the year			(1,807,330)	(1,807,330)
Shares issued (in shares)	28,976,720
Shares issued for debt settlement	$ 3,187,439			3,187,439
Share issuance costs	$ (1,724)			(1,724)
Balance (in shares) at Jan. 31, 2017	33,468,155
Balance at Jan. 31, 2017	$ 59,647,307	5,871,554	(65,982,427)	(463,566)
Statement Line Items [Line Items]
Net loss for the year			(285,490)	(285,490)
Shares issued (in shares)	16,000,000
Share issuance costs	$ (8,750)			(8,750)
Private placement	$ 1,600,000			1,600,000
Balance (in shares) at Jan. 31, 2018	49,468,155
Balance at Jan. 31, 2018	$ 61,238,557	$ 5,871,554	$ (66,267,917)	$ 842,194